Additional Financial Information of Parent Company, Financial Statements Schedule I - Condensed Balance Sheets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)
Current assets
Cash and cash equivalents	¥ 3,404,603	$ 534,257	¥ 5,005,211		¥ 4,387,345
Amounts due from related parties, net	451,389	70,833	520,178
Other current assets	163,710	25,690	199,447
Total current assets	5,516,810	865,709	6,703,162
Investment in subsidiaries and VIEs	1,402,083	220,017	1,264,685
Long-term investments	668,572	104,914	536,384
Deferred tax assets	335,905	52,711	224,240
Other non-current assets	161,832	25,395	148,292
Total Assets	10,889,789	1,708,847	9,399,586
Current liabilities
Contingent liabilities	433,345	68,001	530,433
Other current liabilities	649,255	101,882	432,650
Total current liabilities	2,283,038	358,258	1,881,095
Other non-current liabilities	100,020	15,695	855
Total Liabilities	2,748,148	431,244	2,122,215
Shareholders' equity
Treasury stock (544,202 and 919,515 ordinary shares as of December 31, 2020 and 2021, respectively)	(541,379)	(84,954)	(290,913)	$ (44,584)	¥ (40,267)	$ (6,190)
Additional paid-in capital	3,534,741	554,678	3,565,667
Retained earnings	5,187,323	814,005	3,989,767
Accumulated other comprehensive loss	(140,014)	(21,971)	(79,114)
Total shareholders' equity	8,040,775	1,261,774	7,185,511
Total Liabilities and Equity	10,889,789	1,708,847	9,399,586
Class A
Shareholders' equity
Ordinary shares	76	12	76
Class B
Shareholders' equity
Ordinary shares	28	4	28
Parent Company
Current assets
Cash and cash equivalents	224,145	35,173	1,359,841
Amounts due from related parties, net	760	119	778
Other current assets			40,772
Total current assets	224,905	35,292	1,401,391
Investment in subsidiaries and VIEs	8,538,829	1,339,930	6,107,489
Investments in affiliates	301,509	47,313	279,430
Other non-current assets	637	100	653
Total Assets	9,065,880	1,422,635	7,788,963
Current liabilities
Contingent liabilities	433,345	68,001	530,433
Amounts due to subsidiaries and VIEs	575,428	90,297	56,937
Other current liabilities	16,332	2,563	13,806
Total current liabilities	1,025,105	160,861	601,176
Other non-current liabilities			2,276
Total Liabilities	1,025,105	160,861	603,452
Shareholders' equity
Treasury stock (544,202 and 919,515 ordinary shares as of December 31, 2020 and 2021, respectively)	(541,379)	(84,954)	(290,913)
Additional paid-in capital	3,534,741	554,678	3,565,667
Retained earnings	5,187,323	814,005	3,989,767
Accumulated other comprehensive loss	(140,014)	(21,971)	(79,114)
Total shareholders' equity	8,040,775	1,261,774	7,185,511
Total Liabilities and Equity	9,065,880	1,422,635	7,788,963
Parent Company | Class A
Shareholders' equity
Ordinary shares	76	12	76
Parent Company | Class B
Shareholders' equity
Ordinary shares	¥ 28	$ 4	¥ 28